Payables and Accrued Liabilities - Schedule of Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 705	$ 1,282
Accrued research and development costs		26
Salaries, employment taxes and benefits	124	183
Financing of insurance premiums	15	738
Prepayments received	944	175
Accrued audit fees	222	231
Other accrued liabilities	269	331
Payables and accrued liabilities	$ 2,279	$ 2,966